10-Q LONG-TERM RECLAMATION LIABILITY - Narrative (Details) - USD ($)		3 Months Ended
	Jan. 01, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Regulatory Assets [Line Items]
Accrued long-term liability		$ 6,470,156	$ 5,445,672	$ 6,054,919	$ 6,034,208
Downward adjustment in retirement asset obligation	$ 926,434
Reclamation costs		$ 1,159,236
Inflation rate percentage		2.94%
Credit-adjusted risk-free rate percentage		8.45%
Lucerne Mine Assets
Regulatory Assets [Line Items]
Retirement obligation asset		$ 942,168
Other Income
Regulatory Assets [Line Items]
Downward adjustment in retirement asset obligation	$ 868,471